Revenue - Summary of Revenue Recognized (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Telecommunications business	$ 6,721	$ 6,660	$ 6,626
Project business	4,474	5,290	4,067
Others	459	540	440
Contracts with customers revenue recognized	$ 11,654	$ 12,490	$ 11,133